Investments (Details) - USD ($)	1 Months Ended
	Nov. 30, 2021	Aug. 31, 2021	Apr. 30, 2021	Sep. 30, 2021	May 31, 2021
Investments (Details) [Line Items]
Aggregate of warrants (in Shares)				11,299,000	224,000
Sponsor paid		$ 5,400,000
Payment from investor		$ 1,000,000
Preferred shares received (in Shares)	1,879,699
Capital Stcok percentage	19.90%
Fair value	$ 2,100,000
Sponsor [Member]
Investments (Details) [Line Items]
Deferred offering costs			$ 25,000
Private Placement Warrants [Member]
Investments (Details) [Line Items]
Aggregate of warrants (in Shares)		5,395,000
Purchase Price (in Dollars per share)		$ 1
Class B Common Stock [Member]
Investments (Details) [Line Items]
Exchange for shares (in Shares)			2,875,000